Inventories	12 Months Ended
Dec. 31, 2025
Inventories
Inventories

5. Inventories

Inventories consist of the following:

	As of December 31,
	2024	2025
	RMB	RMB
Products	1,114,233	876,310
Packing materials and others	3,206	3,111
Inventories, net	1,117,439	879,421

Inventories write-downs of RMB152,904, RMB150,752 and RMB126,891 were recorded in cost of products in the consolidated statements of operations for the years ended December 31, 2023, 2024 and 2025, respectively.